Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of fair values and gross unrealized gains and losses	Fair Values and Gross Unrealized Gains and Losses on Investments

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
As of December 31, 2023	(In Thousands)
U.S. Treasury securities and obligations of U.S. government agencies	$164,278	$3,374	$(1,264)	$166,388
Municipal debt securities	678,339	1,253	(58,462)	621,130
Corporate debt securities	1,624,187	7,868	(120,576)	1,511,479
Asset-backed securities	52,242	1	(4,032)	48,211
Total bonds	2,519,046	12,496	(184,334)	2,347,208
Short-term investments	23,816	2	(5)	23,813
Total investments	$2,542,862	$12,498	$(184,339)	$2,371,021

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
As of December 31, 2022	(In Thousands)
U.S. Treasury securities and obligations of U.S. government agencies	$82,301	$—	$(2,369)	$79,932
Municipal debt securities	563,972	—	(80,796)	483,176
Corporate debt securities	1,457,589	1,149	(165,096)	1,293,642
Asset-backed securities	74,762	—	(6,204)	68,558
Total bonds	2,178,624	1,149	(254,465)	1,925,308
Short-term investments	174,123	185	(227)	174,081
Total investments	$2,352,747	$1,334	$(254,692)	$2,099,389

Schedule of investments by industry group
The following table presents a breakdown of the fair value of our corporate debt securities by issuer industry group as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Financial	35%	38%
Consumer	26	24
Utilities	13	11
Industrial	9	8
Communications	9	11
Technology	8	8
Total	100%	100%

Schedule of investments by maturity
The amortized cost and fair value of available-for-sale securities as of December 31, 2023 and 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most asset-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

As of December 31, 2023	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$191,375	$189,729
Due after one through five years	1,237,192	1,162,259
Due after five through ten years	1,050,989	959,633
Due after ten years	11,064	11,189
Asset-backed securities	52,242	48,211
Total investments	$2,542,862	$2,371,021

As of December 31, 2022	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$271,613	$270,428
Due after one through five years	935,615	862,747
Due after five through ten years	1,047,461	875,947
Due after ten years	23,296	21,709
Asset-backed securities	74,762	68,558
Total investments	$2,352,747	$2,099,389

Schedule of aging unrealized losses	For those securities in an unrealized loss position, the length of time the securities were in such a position is as follows:

	Less Than Twelve Months			Twelve Months or Greater			Total
	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses
As of December 31, 2023		($ In Thousands)
U.S. Treasury securities and obligations of U.S. government agencies	8	$5,022	$(62)	17	$72,003	$(1,202)	25	$77,025	$(1,264)
Municipal debt securities	14	56,280	(502)	217	467,098	(57,960)	231	523,378	(58,462)
Corporate debt securities	13	56,039	(705)	266	1,150,662	(119,871)	279	1,206,701	(120,576)
Asset-backed securities	—	—	—	23	47,426	(4,032)	23	47,426	(4,032)
Short-term investments	1	9,925	(5)	—	—	—	1	9,925	(5)
Total	36	$127,266	$(1,274)	523	$1,737,189	$(183,065)	559	$1,864,455	$(184,339)

	Less Than Twelve Months			Twelve Months or Greater			Total
	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses	# of Securities	Fair Value	Unrealized Losses
As of December 31, 2022		($ In Thousands)
U.S. Treasury securities and obligations of U.S. government agencies	19	$77,164	$(2,260)	4	$2,768	$(109)	23	$79,932	$(2,369)
Municipal debt securities	57	143,097	(12,942)	181	340,079	(67,854)	238	483,176	(80,796)
Corporate debt securities	141	434,174	(19,699)	168	790,537	(145,397)	309	1,224,711	(165,096)
Asset-backed securities	12	13,527	(1,097)	14	55,031	(5,107)	26	68,558	(6,204)
Short-term investments	12	104,236	(227)	—	—	—	12	104,236	(227)
Total	241	$772,198	$(36,225)	367	$1,188,415	$(218,467)	608	$1,960,613	$(254,692)

Schedule of net investment income
The following table presents the components of net investment income:

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Investment income (1)	$68,214	$47,720	$39,385
Investment expenses	(702)	(1,314)	(1,313)
Net investment income	$67,512	$46,406	$38,072
(1)    Includes interest income recognized on cash and cash equivalents of $2.3 million and $0.4 million for the years ended December 31, 2023 and 2022, respectively. Interest income recognized on cash and cash equivalents was de minimis for the year ended December 31, 2021.

Schedule of net realized investment (losses) gains
The following table presents the components of net realized investment (losses) gains:

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Gross realized investment gains	$—	$490	$729
Gross realized investment losses	(33)	(9)	—
Net realized investment (losses) gains	$(33)	$481	$729